Financial assets and financial liabilities	12 Months Ended
Dec. 31, 2023
Financial assets and financial liabilities
Financial assets and financial liabilities

6.          Financial assets and financial liabilities

6.1.       Financial assets

	December 31,	December 31,
	2023	2022
At amortized cost
Cash and cash equivalents	21,302	47,187
Short-term investments	220,301	26,389
Trade receivables	304,687	271,140
Total	546,290	344,716
Current	477,163	297,704
Non-current	69,127	47,012

6.2.       Financial Liabilities

	December 31,	December 31,
	2023	2022
At amortized cost
Trade payables	112,073	99,697
Lease liabilities	327,834	323,339
Accounts payable from acquisition of subsidiaries	-	507,361
Loans and financing	2,181,819	1,620,246
At FVPL
Share-based compensation	1,974	19,805
Total	2,623,700	2,570,448
Current	314,814	282,165
Non-current	2,308,886	2,288,283

6.3.       Fair Values

The Company assessed that the fair values of cash and cash equivalents, short-term investments, current trade receivables, trade payables and loans and financing approximate their carrying amounts largely due to the short-term maturities of these instruments. Non-current trade receivables, lease liabilities and the payables from acquisition of subsidiaries have their carrying amount discounted by their respective effective interest rate in order to be presented as close as possible to its fair value. Share-based compensation is measured at FVPL.

6.4.       Financial instruments risk management objectives and policies

The Company’s principal financial liabilities comprise payables from acquisition of subsidiaries, loans and financing, trade payables, lease liabilities and share-based compensation. The main purpose of these financial liabilities is to finance the Company’s operations. The Company’s principal financial assets include trade receivables, short-term investments and cash and cash equivalents that derive directly from its operations.

The Company is exposed to market risk, credit risk and liquidity risk. The Company monitors market, credit and operational risks in line with the objectives in capital management and counts with the support, monitoring and oversight of the Board of Directors in decisions related to capital management and its alignment with the objectives and risks. The Company’s policy is that no trading of derivatives for speculative purposes may be undertaken. The Board of Directors reviews and agrees policies for managing each of these risks, which are summarized below.

6.4.1.    Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The Company’s exposure to market risk is related to interest rate risk and exchange rate risk.

The sensitivity analysis in the following sections relate to the position as of December 31, 2023.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s short-term investments, PEP – special installment payment trade receivables (Note 9), loans and financing, lease liabilities and payables from acquisition of subsidiaries, subject in each case to variable interest rates, principally the Brazilian interbank deposit (Certificado de Depósito Interbancário), or CDI rate, the General Market Price Index (Índice Geral de Preços do Mercado), or IGP-M, and the Broad National Consumer Price Index (Índice nacional de Preços ao Consumidor Amplo), or IPCA inflation rate.

Sensitivity analysis

The following table demonstrates the sensitivity to a reasonably possible change in interest rates on short-term investments, trade receivables, loans and financing, lease liabilities and payables from acquisition of subsidiaries. With all variables held constant, the Company’s income before income taxes is affected through the impact on floating interest rate, as follows:

					Increase / decrease in interest rate
	Balance as of 12/31/2023	Index - % per year	Probable scenario	Risk	Possible scenario 25%	Remote scenario 75%
Short-term investments	220,301	100% CDI - 13.04%	28,727	Decrease	21,545	7,182
Trade receivables	12,375	IPCA - 4.62%	572	Decrease	715	1,001
Lease liabilities	327,834	IGP-M - 3.17%	10,392	Increase	12,990	18,187

Probable scenario reflects the closing rates of the fixed interest yield and inflation indexes at year-end. The possible scenario projects a variation of 25 percent in these rates and, the remote scenario, a variation of 75 percent, both rise and fall, being considered the largest losses resulting by risk factor.

Exchange rate risk

Exchange rate risk relates to potentially adverse results that the Company may face from fluctuations in foreign currency exchange rates from economic crisis, sovereign monetary policy alterations, or market movements.

The Company's exposure to the risk of changes in foreign currency exchange rates relates to some of the Company's cash and cash equivalents.

Sensitivity analysis

The following table demonstrates the sensitivity to a reasonably possible change in exchange rates on cash and cash equivalents. With all variables held constant, the Company's income before income taxes is affected through the impact on floating exchange rate, as follows:

				Depreciation of exchange rate - effect on income
	Balance as of 12/31/2023	Currency	Current exchange rate	Scenario (i) VaR 99% I.C. 1 day	Scenario (ii) exchange rate variation 25%	Scenario (iii) exchange rate variation 75%
Cash and cash equivalents	8,331	USD	4.8413	(7)	(2,083)	(6,248)

(i)	Probable scenario – Value at risk (VaR) is a measure of the risk of loss for investments. It estimates how much a set of investments might lose (with a given Confidence Level – C.L.), given normal market conditions, in a set time period such as a day

6.4.2.    Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. Credit risk arises from the Company’s exposure to third parties, including cash and cash equivalents and short-term investments, as well as from its operating activities, primarily related to trade receivables from customers.

Customer credit risk is managed by the Company based on the established policy, procedures and control relating to customer credit risk management. Outstanding customer receivables are regularly monitored. See Note 10 for additional information on the Company’s trade receivables.

Credit risk from balances with banks and financial institutions is managed by the Company's treasury department in accordance with the Company’s policy. Investments of surplus funds are made only with approved counterparties and within limits assigned to each counterparty.

The Company’s maximum exposure to credit risk for the components of the statement of financial position in years ended December 31, 2023, and 2022 is the carrying amounts of its financial assets.

6.4.3.    Liquidity risk

The Company’s Management has responsibility for monitor liquidity risk. In order to achieve the Company’s objective, Management regularly reviews the risk and maintains appropriate reserves, including bank credit facilities with first tier financial institutions. Management also continuously monitors projected and actual cash flows and the combination of the maturity profiles of the financial assets and liabilities.

The main requirements for financial resources used by the Company arise from the need to make payments for suppliers, operating expenses, labor and social obligations and payables from acquisition of subsidiaries.

The tables below summarize the maturity profile of the Company’s financial liabilities based on contractual undiscounted amounts:

As of December 31, 2023	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	112,073	-	-	-	112,073
Lease liabilities	51,621	76,873	96,115	261,427	486,036
Share-based compensation	-	-	1,974	-	1,974
Total	163,694	76,873	98,089	261,427	600,083

As of December 31, 2022	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	99,697	-	-	-	99,697
Lease liabilities	51,310	62,567	40,804	168,658	323,339
Accounts payable from acquisition of subsidiaries	-	507,361	-	-	507,361
Share-based compensation	19,805	-	-	30,776	50,581
Total	170,812	569,928	40,804	199,434	980,978